Shareholders equity (Details Narrative)			1 Months Ended
	Oct. 13, 2022 USD ($) shares	Apr. 25, 2020	Sep. 27, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jan. 30, 2023 shares	Nov. 11, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Apr. 20, 2020 shares	Aug. 31, 2019 $ / shares shares	Nov. 23, 2018 $ / shares shares
Number of ordinary shares authorized									50,000	50,000
Minimum number of ordinary shares issued									50,000
Maximum number of ordinary shares issued									139,627
Number of ordinary shares issued								10,000,000
Restricted stock issued				2,000,000
Statutory reserves | $				$ 533,260			$ 524,723
Par value of ordinary shares | $ / shares									$ 1.00	$ 1.00
Forward Split ratio		71.62
Common Class A [Member]
Number of ordinary shares issued				3,020,969
Pre-funded Warrants				3,113,600	4,672,700
Issuance of stock					15,069,674
Common Class A [Member] | Parent Company [Member]
Number of ordinary shares issued				56,465,870			20,062,658
Common Class A [Member] | Private Placement | CN Energy [Member]
Proceeds from private placement | $	$ 18,000,000
Issuance of ordinary shares for private placement, net, shares	10,514,018
Issuance of ordinary shares for acquisition | Common Class A [Member]
Number of ordinary shares issued						8,819,520
Purchase price | $						$ 17,706,575
Number of ordinary shares | $						$ 18,373,771
Acquisition						100.00%
Private Placement | Common Class A [Member]
Proceeds from private placement | $			$ 18,000,000
Issuance of ordinary shares for private placement, net, shares			10,514,018
Purchase price of ordinary shares | $ / shares			$ 1.712